Events occurred after the reporting date (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of information about modification of lease rates on approval by the parties [Abstract]
Disclosure of information about modification of lease rates on approval by the parties [Text Block]
Price US$/MT Li2CO3	Lease payment rate
$0 - $4,000	6.8%
$4,000 - $5,000	8.0%
$5,000 - $6,000	10.0%
$6,000 - $7,000	17.0%
$7,000 - $10,000	25.0%
> $10,000	40.0%

Price US$/MT KCL	Lease payment rate
$0 - $300	3.0%
$300 - $400	7.0%
$400 - $500	10.0%
$500 - $600	15.0%
> $600	20.0%